Biological assets (Details 1) - a		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)		37,585	31,277
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)		8,766	1,322
Cotton [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)		976
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)	[1]	27,843	29,955

[1]	For sugarcane the area considered above refers to the total to be harvested in all the future cuts, considered in the cash flow for calculation of fair value of biological assets. This area includes the hectares leased from Brenco and Partnership IV, according to contracts executed on May 8, 2015 and February 7, 2017, respectively.